Taxation - Reconciliation of income tax expense at statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Loss before income tax	$ (41,695)	$ (31,658)	$ (42,198)
Computed 25.8% tax on Loss (2021/2020: 25%)	$ (10,757)	$ (8,168)	$ (10,549)
Computed Tax rate on Loss	25.80%	25.80%	25.00%
Non-deductible costs	$ 1,268	$ 1,080	$ 982
Difference in overseas tax rates	75	72	46
Change in deferred tax asset	9,693	7,265	9,678
Total corporate tax	$ 279	$ 249	$ 157
Effective tax rate	0.70%	0.80%	0.40%